Financial instruments and financial risk management (Details 2) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 10,799,170	$ 6,424,749
Non-derivative financial liabilities | Trade payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	670,367	1,262,861
Non-derivative financial liabilities | Customer deposits and contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	458,517	402,783
Non-derivative financial liabilities | Shareholder loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,153	6,230
Derivative financial liabilities | Derivative liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,666,133	4,752,875
Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,093,797	20,117,622
Loans and receivables | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,388,624	18,926,933
Loans and receivables | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,705,173	$ 1,190,689